Loans and Related Allowance for Credit Losses, Significant Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 386	$ 1,316
Sales	(2,722)	(4,255)
Transfers (to)/from LHFS	(1,605)	(12,492)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	380	1,310
Sales	(2,534)	(4,141)
Transfers (to)/from LHFS	(1,550)	(1,294)
Total Consumer [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	6	6
Sales	(188)	(114)
Transfers (to)/from LHFS	$ (55)	$ (11,198)